Share capital and reserves	12 Months Ended
Dec. 31, 2023
Share capital and reserves
Share capital and reserves

25.  Share capital and reserves

Nature and purpose of reserves

Additional paid-in capital

The additional paid-in capital is used to recognize equity contributions from shareholders due to Transaction and Cubic Games Studio Ltd put option, see Note 15 for further details.

Share-based payments

The share-based payments reserve is used to recognize the cost of equity-settled share-based payments provided to employees, including key management personnel and one service provider performing similar functions, as part of their remuneration, see Note 30 for further details.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations into the presentation currency of these consolidated financial statement as well as revaluation of goodwill as at the reporting date, see consolidated statement of changes in equity.

Share capital

Share capital as at December 31, 2023 and 2022 consisted from the following:

	2022	2022
	Number of shares	US$

Ordinary shares of $0 each	197,092,402	—
	197,092,402	—
Issued and fully paid
Balance at January 1, 2022	196,523,101	—
Issue of ordinary shares related to business combination	569,301	—
Balance at December 31, 2022	197,092,402	—

	2023	2023
	Number of shares	US$

Ordinary shares of $0 each	197,641,407	—
	197,641,407	—
Issued and fully paid
Balance at January 1, 2023	197,092,402	—
Issue of shares resulting from options exercise	549,005	—
Balance at December 31, 2023	197,641,407	—

Dividends

The following dividends were declared and paid by Nexters Global Ltd prior to the Transaction:

	2023	2022	2021
Dividends unpaid as at January 1	—	—	2,592
Dividends declared for year, per share US$ 4,800 (2021: 2,681)	—	—	96,000
Dividends paid	—	—	(98,562)
Effect of foreign exchange rates	—	—	(30)
Dividends unpaid as at December 31	—	—	—

The Cypriot law requires companies established under the laws of Cyprus to pay dividends out of available distributable profits. Profits in the legal sense are construed on principles different from IFRS. Management of Nexters Global Ltd determined the amount of the distributable profits of Nexters Global Ltd as at the dates of dividends declaration in accordance with the applicable law, ensuring the availability of funds for covering all potential and contingent liabilities and taking into account that deferred revenue, appearing on the balance sheet as a liability does not constitute liability in the legal sense but it is in essence a postponement in the recognition of revenue.